Income Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00%)	(10.00%)	(10.00%)
Effect of deferred offering costs deducted for tax purpose			(1.00%)
Effect of additional deduction allowed for tax purposes	(8.00%)	(6.00%)	(6.00%)
Effective tax rate	7.00%	9.00%	8.00%